Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Reconciliation of Right of Use Assets
The following table provides a reconciliation of right-of-use assets for the years ended June 30, 2022 and June 30, 2021:

	June 30, 2022	June 30, 2021
Balance, beginning of year	$9,967	$9,182
Additions	1,330	3,480
Acquired (note 3)	2,484	—
Disposals	—	(209)
Adjustments	(633)	—
Amortization	(3,692)	(2,486)
Balance, end of year	$9,456	$9,967